UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

FORM N-Q

JULY 31, 2015

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited)	July 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 54.8%
CONSUMER DISCRETIONARY - 3.5%
Media - 3.5%
National CineMedia Inc.	365,000	$5,657,500
Regal Entertainment Group, Class A Shares	1,580,000	32,548,000

TOTAL CONSUMER DISCRETIONARY		38,205,500

CONSUMER STAPLES - 2.4%
Household Products - 2.4%
Kimberly-Clark Corp.	187,000	21,499,390
Procter & Gamble Co.	62,000	4,755,400

TOTAL CONSUMER STAPLES		26,254,790

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
EnLink Midstream LLC	208,000	5,605,600
ONEOK Inc.	122,000	4,610,380

TOTAL ENERGY		10,215,980

FINANCIALS - 20.4%
Capital Markets - 6.2%
Apollo Global Management LLC, Class A Shares	638,000	13,123,660
KKR & Co. LP	726,000	17,351,400
Och-Ziff Capital Management Group LLC	3,100,000	35,929,000

Total Capital Markets		66,404,060

Real Estate Investment Trusts (REITs) - 14.2%
Alexandria Real Estate Equities Inc.	61,200	5,673,852
American Capital Agency Corp.	710,000	13,674,600
Annaly Capital Management Inc.	1,414,000	14,069,300
Apartment Investment and Management Co., Class A Shares	117,000	4,572,360
AvalonBay Communities Inc.	37,000	6,376,580
BioMed Realty Trust Inc.	252,100	5,430,234
Camden Property Trust	22,400	1,783,712
DCT Industrial Trust Inc.	63,575	2,209,867
Digital Realty Trust Inc.	26,800	1,722,436
DuPont Fabros Technology Inc.	125,500	3,783,825
EPR Properties	176,000	10,053,120
Equity Residential	36,900	2,760,489
Excel Trust Inc.	142,310	2,254,190
Highwoods Properties Inc.	57,000	2,412,810
Hospitality Properties Trust	234,000	6,416,280
Inland Real Estate Corp.	756,300	7,426,866
Liberty Property Trust	105,000	3,573,150
Parkway Properties Inc.	100,700	1,806,558
Ramco-Gershenson Properties Trust	117,000	1,981,980
Realty Income Corp.	117,000	5,649,930
Retail Properties of America Inc., Class A Shares	332,200	4,836,832
Senior Housing Properties Trust	266,000	4,593,820
Simon Property Group Inc.	32,000	5,991,040
Spirit Realty Capital Inc.	369,927	3,754,759
Starwood Property Trust Inc.	1,264,000	27,504,640
STORE Capital Corp.	132,300	2,778,300

Total Real Estate Investment Trusts (REITs)		153,091,530

TOTAL FINANCIALS		219,495,590

HEALTH CARE - 4.9%
Pharmaceuticals - 4.9%
AstraZeneca PLC, ADR	172,000	5,811,880
Bristol-Myers Squibb Co.	176,000	11,552,640
GlaxoSmithKline PLC, ADR	222,000	9,643,680
Johnson & Johnson	60,000	6,012,600
Merck & Co. Inc.	210,000	12,381,600
Pfizer Inc.	206,000	7,428,360

TOTAL HEALTH CARE		52,830,760

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	SHARES	VALUE
INDUSTRIALS - 5.9%
Aerospace & Defense - 2.0%
Lockheed Martin Corp.	104,000	$21,538,400

Electrical Equipment - 0.3%
Emerson Electric Co.	55,000	2,846,250

Industrial Conglomerates - 1.2%
General Electric Co.	470,000	12,267,000

Trading Companies & Distributors - 1.4%
TAL International Group Inc.	772,000	15,285,600

Transportation Infrastructure - 1.0%
Macquarie Infrastructure Corp.	131,000	11,125,830

TOTAL INDUSTRIALS		63,063,080

INFORMATION TECHNOLOGY - 7.8%
Communications Equipment - 0.5%
Cisco Systems Inc.	206,000	5,854,520

IT Services - 0.6%
Paychex Inc.	134,000	6,217,600

Semiconductors & Semiconductor Equipment - 2.3%
Intel Corp.	393,000	11,377,350
Maxim Integrated Products Inc.	258,900	8,812,956
Microchip Technology Inc.	102,000	4,369,680

Total Semiconductors & Semiconductor Equipment		24,559,986

Software - 1.3%
Microsoft Corp.	305,000	14,243,500

Technology Hardware, Storage & Peripherals - 3.1%
Apple Inc.	158,000	19,165,400
Seagate Technology PLC	286,000	14,471,600

Total Technology Hardware, Storage & Peripherals		33,637,000

TOTAL INFORMATION TECHNOLOGY		84,512,606

MATERIALS - 0.4%
Paper & Forest Products - 0.4%
International Paper Co.	79,000	3,781,730

TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 3.6%
AT&T Inc.	530,650	18,434,781
Verizon Communications Inc.	430,000	20,119,700

Total Diversified Telecommunication Services		38,554,481

Wireless Telecommunication Services - 1.1%
Vodafone Group PLC, Sponsored ADR	312,000	11,787,360

TOTAL TELECOMMUNICATION SERVICES		50,341,841

UTILITIES - 3.9%
Electric Utilities - 2.6%
NextEra Energy Inc.	314,000	18,205,720
PPL Corp.	298,000	9,479,380

Total Electric Utilities		27,685,100

Independent Power and Renewable Electricity Producers - 0.5%
8Point3 Energy Partners LP	125,000	1,990,000	*
Abengoa Yield PLC	122,100	3,098,898

Total Independent Power and Renewable Electricity Producers		5,088,898

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY		SHARES	VALUE
Multi-Utilities - 0.8%
CenterPoint Energy Inc.		308,000	$5,956,720
National Grid PLC		214,000	2,851,003

Total Multi-Utilities			8,807,723

TOTAL UTILITIES			41,581,721

TOTAL COMMON STOCKS (Cost - $597,373,099)			590,283,598

	RATE
CONVERTIBLE PREFERRED STOCKS - 9.4%
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.	7.500%	225,740	11,316,346	*

FINANCIALS - 2.4%
Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.	5.250%	68,000	7,041,400
American Tower Corp.	5.500%	38,300	3,886,301
Weyerhaeuser Co.	6.375%	284,000	14,591,920

TOTAL FINANCIALS			25,519,621

HEALTH CARE - 1.5%
Pharmaceuticals - 1.5%
Allergan PLC	5.500%	14,400	16,014,672

INDUSTRIALS - 1.1%
Machinery - 1.1%
Stanley Black & Decker Inc.	6.250%	100,000	11,938,000

UTILITIES - 3.3%
Electric Utilities - 1.5%
Exelon Corp.	6.500%	340,000	15,891,600

Multi-Utilities - 1.8%
Dominion Resources Inc.	6.125%	352,000	19,880,960

TOTAL UTILITIES			35,772,560

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $97,961,117)			100,561,199

INVESTMENTS IN UNDERLYING FUNDS - 7.4%
FINANCIALS - 7.4%
Ares Capital Corp.		1,456,000	23,427,040	(a)
FS Investment Corp.		1,700,000	17,238,000	(a)
Golub Capital BDC Inc.		897,140	14,623,382	(a)
TCP Capital Corp.		1,215,000	18,480,150	(a)
TriplePoint Venture Growth BDC Corp.		490,000	6,301,400	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $87,337,173)			80,069,972

		SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 28.1%
Diversified Energy Infrastructure - 8.2%
Energy Transfer Equity LP		985,000	29,628,800
Energy Transfer Partners LP		470,976	24,113,971
Enterprise Products Partners LP		537,000	15,213,210
Genesis Energy LP		50,000	2,219,500
Plains GP Holdings LP, Class A Shares		673,000	17,255,720

Total Diversified Energy Infrastructure			88,431,201

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	SHARES/UNITS	VALUE
Financials - 3.6%
Ares Management LP	532,000	$10,097,360
Blackstone Group LP	735,000	28,848,750

Total Financials		38,946,110

Gathering/Processing - 2.8%
Crestwood Midstream Partners LP	267,000	2,667,330
DCP Midstream Partners LP	114,000	3,556,800
Enable Midstream Partners LP	207,000	3,386,520
MarkWest Energy Partners LP	130,000	8,507,200
Summit Midstream Partners LP	170,000	5,093,200
Targa Resources Partners LP	200,000	7,488,000

Total Gathering/Processing		30,699,050

General Partner - 0.6%
Tallgrass Energy GP LP	202,610	6,094,509

Global Infrastructure - 2.3%
Brookfield Infrastructure Partners LP	375,000	15,697,500
Brookfield Renewable Energy Partners LP	316,000	9,157,319

Total Global Infrastructure		24,854,819

Liquids Transportation & Storage - 2.7%
Buckeye Partners LP	72,000	5,397,840
Delek Logistics Partners LP	50,000	2,121,500
Magellan Midstream Partners LP	76,000	5,350,400
PBF Logistics LP	250,000	5,725,000
Tesoro Logistics LP	46,938	2,461,408
World Point Terminals LP	532,950	8,314,020

Total Liquids Transportation & Storage		29,370,168

Natural Gas Transportation & Storage - 2.3%
Cypress Energy Partners LP	101,215	1,285,431
Hoegh LNG Partners LP	435,224	8,539,095
Williams Partners LP	329,000	15,176,770

Total Natural Gas Transportation & Storage		25,001,296

Offshore - 0.5%
Dynagas LNG Partners LP	403,570	5,892,122

Oil & Gas Drilling - 0.6%
Transocean Partners LLC	469,140	6,263,019

Oil, Gas and Consumable Fuels - 0.7%
Enviva Partners LP	300,000	4,635,000	*
Green Plains Partners LP	166,900	2,662,055	*

Total Oil, Gas and Consumable Fuels		7,297,055

Oil/Refined Products - 1.9%
CrossAmerica Partners LP	183,000	5,107,530
JP Energy Partners LP	276,070	3,340,447
Sunoco LP	69,000	2,739,300
VTTI Energy Partners LP	387,000	9,005,490

Total Oil/Refined Products		20,192,767

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY		SHARES/UNITS	VALUE
Petrochemicals - 0.3%
Westlake Chemical Partners LP		151,000	$3,231,400

Refining - 0.4%
Western Refining Logistics LP		160,000	4,092,800

Shipping - 1.2%
Golar LNG Partners LP		312,000	6,399,120
KNOT Offshore Partners LP		400,000	6,244,000

Total Shipping			12,643,120

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $298,464,546)			303,009,436

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,081,135,935)			1,073,924,205

	RATE	SHARES
SHORT-TERM INVESTMENTS - 2.4%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $25,942,256)	0.118%	25,942,256	25,942,256

TOTAL INVESTMENTS - 102.1% (Cost - $1,107,078,191#)			1,099,866,461
Liabilities in Excess of Other Assets - (2.1)%			(22,266,402)

TOTAL NET ASSETS - 100.0%			$1,077,600,059

*	Non-income producing security.

(a)	Security is a business development company.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$590,283,598	—	—	$590,283,598
Convertible preferred stocks	100,561,199	—	—	100,561,199
Investments in underlying funds	80,069,972	—	—	80,069,972
Master limited partnerships	303,009,436	—	—	303,009,436

Total long-term investments	$1,073,924,205	—	—	$1,073,924,205

Short-term investments†	25,942,256	—	—	25,942,256

Total investments	$1,099,866,461	—	—	$1,099,866,461

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$74,174,442
Gross unrealized depreciation	(81,386,172)

Net unrealized depreciation	$(7,211,730)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015